Annuity Investors Life Insurance Company®
525 Vine Street, 7th Floor, Cincinnati, Ohio 45202
Mailing Address: P.O. Box 5423, Cincinnati, Ohio 45201-5423
800.789.6771 Fax 513.412.3766
May 5, 2010
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Annuity Investors Variable Account C Flex(b) Variable Annuity—File Nos. 333-148444 and 811-21095 Rule 497(j) Certification
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Annuity Investors Variable Account C (the “Registrant”) certifies that the form of prospectus and Statement of Additional Information for the Flex(b) variable annuity that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Registrant’s registration statement related to the Flex(b) variable annuity (Post-Effective Amendment No. 49). The applicable prospectus and Statement of Additional Information are identified below.
•	Flex(b) Prospectus dated May 1, 2010
•	Supplemental Prospectus dated May 1, 2010 Closed Subaccounts for Access 100, Flex(b), ContributorPlus, TotalGroup, and Transition20 Contracts
•	Supplemental Prospectus dated May 1, 2010 Guaranteed Lifetime Withdrawal Benefit Rider and Guaranteed Minimum Withdrawal Benefit Rider for Access 100, Flex(b), ContributorPlus, and Transition20 Contracts
•	Statement of Additional Information dated May 1, 2010 for Access 100, Flex(b), ContributorPlus, TotalGroup, and Transition20 Contracts
The Registrant also certifies that the text of Post-Effective Amendment No. 49 has been filed electronically on April 29, 2010.
Please address any questions about this filing to Karen McLaughlin at 513.412.1465.

Sincerely yours, Annuity Investors Life Insurance Company
By:	/s/ John P. Gruber
John P. Gruber, Senior Vice President, General
Counsel and Secretary